Private Placement (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 06, 2021	Jun. 30, 2024	Dec. 31, 2023
Class A Common Stock [Member]
Private Placement [Line Items]
Purchased an aggregate of shares (in Shares)		14,583,333
Exercise price per share	$ 11.5
Private Placement Warrants [Member]
Private Placement [Line Items]
Purchased an aggregate of shares (in Shares)	500,000	4,500,000	4,500,000
Price per share	$ 1.5	$ 1.5	$ 1.5
Aggregate amount (in Dollars)			$ 6,750,000
Sale of an additional units (in Shares)	500,000
Aggregate amount (in Dollars)		$ 6,750,000	$ 6,750,000
Over-Allotment Option [Member]
Private Placement [Line Items]
Aggregate amount (in Dollars)	$ 750,000
Aggregate amount (in Dollars)	$ 750,000